Operating Income - Summary of Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
Research tax credit	€ 9,770	€ 11,034		€ 9,330
Subsidies		152		271
Other operating income	3,369	3,351		2,308
Total income	€ 13,139	€ 14,537	[1]	€ 11,909	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.